Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature
Schedule of expense by nature

	2017	(Revised) 2016	(Revised) 2015
Raw materials and consumables used	1,120,540	956,909	980,533
Employee benefit expenses	278,285	233,755	202,876
Depreciation and amortization	270,454	275,034	295,258
Freight costs	75,674	68,962	73,871
Services, miscellaneous	156,491	89,426	77,772
Other expenses	17,239	32,967	23,838

	1,918,683	1,657,053	1,654,148

Reconciliation
Cost of products sold	1,681,202	1,439,101	1,463,290
Selling expenses	89,239	90,647	84,559
General and administrative expenses	148,242	127,305	106,299

	1,918,683	1,657,053	1,654,148